INSTAPRIN ACQUISITION	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Aspire Biopharma Inc [Member]
Business Acquisition [Line Items]
INSTAPRIN ACQUISITION

NOTE 7 – INSTAPRIN ACQUISITION

On March 28, 2022, the Company closed on an asset purchase of Instaprin Pharmaceuticals, Inc. (Instaprin), inclusive of U.S. Patent No. 62/794141, International Publication No. 2020/15460 A1 and WO 2020/150685 A1, and the Instaprin U.S. Trademark No. 86274378.

The Company assumed one liability in the transaction, which is a contingent liability to the Securities and Exchange Commission (SEC) in the amount of $3,844,982, inclusive of accrued interest thereon to the date of the acquisition. This contingent liability is to be paid to the SEC in satisfaction of the SEC’s judgment against the former Instaprin CEO, from sales of the product, as follows: 20% from the first $5,000,000 of sales and 10% from sales thereafter until the entire contingent purchase price obligation is satisfied.

Also, the Company was required to deliver 10% of its equity at closing to the Trustee for the former Instaprin shareholders and service providers. As such, 2,000,000 shares of common stock at a value of $0.50 per share were issued to the trust in connection with the acquisition.

Also, on the date of the Instaprin acquisition, the Company recorded long-lived intangible assets of $4,844,982, which included the contingent liability of $3,844,982 and 2,000,000 shares of common stock valued at $1,000,000, or $0.50 per share were issued to the trust in connection with the acquisition.

For the three and six months ended June 30, 2024 and June 30, 2023, $19,845 and $38,258, and $19,845 and $38,258, respectively, was added to the intangible asset and accrued interest payable. As of June 30, 2024, intangible assets (net) were $5,009,265.

NOTE 7 – INSTAPRIN ACQUISITION

On March 28, 2022, the Company closed on an asset purchase of Instaprin Pharmaceuticals, Inc. (Instaprin), inclusive of U.S. Patent No. 62/794141, International Publication No. 2020/15460 A1 and WO 2020/150685 A1, and the Instaprin U.S. Trademark No. 86274378.

The Company assumed one liability in the transaction, which is a contingent liability to the Securities and Exchange Commission (SEC) in the amount of $3,844,982, inclusive of accrued interest thereon to the date of the acquisition. This contingent liability is to be paid to the SEC in satisfaction of the SEC’s judgment against the former Instaprin CEO, from sales of the product, as follows: 20% from the first $5,000,000 of sales and 10% from sales thereafter until the entire contingent purchase price obligation is satisfied.

Also, the Company was required to deliver 10% of its equity at closing to the Trustee for the former Instaprin shareholders and service providers. As such, 2,000,000 shares of common stock at a value of $0.50 per share were issued to the trust in connection with the acquisition.

Also, on the date of the Instaprin acquisition, the Company recorded long-lived intangible assets of $4,844,982, which included the contingent liability of $3,844,982 and 2,000,000 shares of common stock valued at $1,000,000, or $0.50 per share were issued to the trust in connection with the acquisition.

For the years ended December 31, 2023 and December 31, 2022, $74,902 and $42,554, respectively, was added to the intangible asset and accrued interest payable. As of December 31, 2023, intangible assets (net) were $4,971,008.